Expense Example, No Redemption - AIG Focused Dividend Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class B 1 Year	Class B 3 Years	Class B 5 Years	Class B 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	680	902	1,141	1,827	178	551	949	1,888	177	548	944	1,880